RELATED PARTY TRANSACTIONS	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Citibank, N.A. is a multinational bank, and a holder of more than 5% of the Company’s outstanding share capital during the six months ended March 31, 2025. During the six months ended March 31, 2025, the Company incurred professional fees of ¥37,031 thousand and had accrued expenses of ¥6,221 thousand as of March 31, 2025 to Citibank, N.A.

EXEO Group is a multinational radio and telecommunication device distributor and held more than 5% of the Company’s outstanding share capital at some point during the six months ended March 31, 2025 and 2024. During the six months ended March 31, 2025 and 2024, the Company recognized the revenue of ¥31,047 thousand and ¥71,320 thousand, respectively, from EXEO Group. The Company’s sale was an arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors.

SHIMIZU CORPORATION is a multinational construction company and a holder of more than 5% of the Company’s outstanding share capital during the six months ended March 31, 2025 and 2024. During the six months ended March 31, 2025 and 2024, the Company recognized the revenue of nil and ¥1,856, respectively, from SHIMIZU CORPORATION. The Company’s sale was an arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The account receivable balance from SHIMIZU CORPORATION as of September 30, 2025 was nil.

MCC Venture Capital Limited Liability Company (“MCC”) held more than 5% of the Company’s outstanding share capital at some point during six months ended March 31, 2026, 2025, and 2024. During the six months ended March 31, 2024, MCC entered into a convertible bond agreement with the Company in the amount of ¥199,998 thousand. During the six months ended March 31, 2025, the convertible bond of ¥199,998 thousand was paid. During the six months ended March 31, 2025 and 2024, the Company incurred interest expenses of ¥9,370 thousand and nil, respectively.

Nikken Lease Kogyo Co., Ltd. (“Nikken”) is a multinational leasing company and held more than 5% of the Company’s outstanding share capital at some point during the six months ended March 31, 2026. Nikken purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of ¥10,716 thousand during the six months ended March 31, 2026. The Company also provided SaaS and maintenance related service for a total amount of ¥3,301 thousand during the six months ended March 31, 2026. The Company’s sale was an arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The account receivable balance from Nikken as of March 31, 2026 and September 30, 2025 was ¥10,257 thousand and ¥1,077 thousand, respectively. The contract liabilities balance to Nikken as of September 30, 2025 was ¥136 thousand. On April 28, 2025, the Company entered into a share subscription agreement with Nikken, pursuant to which the Company agreed to issue 84,388 common shares to Nikken at a purchase price of JPY2,370 per share, for an aggregate purchase price of JPY199,999,955, on April 30, 2025. Under the subscription agreement, the shares are restricted for 18 months from being transferred, converted into the Company’s ADSs representing the Company’s common shares, or resold in the U.S. stock market where the Company’s common shares and ADSs are registered.